Allowance for doubtful accounts and credit losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Trade accounts and notes receivable, allowance for doubtful accounts, non-current	¥ 10,884	¥ 9,561